Schedule I - Summary of Investments Other than Investments in Related Parties (Detail) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of investments [Line Items]
Available-for-sale	€ 99,580	€ 89,404
Fair value through profit or loss	10,057	9,080
Financial assets	154,156	143,075
Investments in real estate	2,385	€ 2,901	€ 2,700
Cost [member]
Disclosure of investments [Line Items]
Financial assets	137,852
Cost [member] | Shares [member]
Disclosure of investments [Line Items]
Available-for-sale	291
Fair value through profit or loss	1,679
Cost [member] | Bonds [member]
Disclosure of investments [Line Items]
Fair value through profit or loss	5,606
Financial assets	44,519
Other investments at fair value through profit or loss	2,332
Cost [member] | Bonds [member] | Financial assets available-for-sale and held-to-maturity investments, category [member]
Disclosure of investments [Line Items]
Financial assets	83,426
Cost [member] | Bonds [member] | Asset backed [member]
Disclosure of investments [Line Items]
Financial assets	3,980
Cost [member] | Bonds [member] | US government [member]
Disclosure of investments [Line Items]
Financial assets	8,336
Cost [member] | Bonds [member] | Dutch government [member]
Disclosure of investments [Line Items]
Financial assets	4,769
Cost [member] | Bonds [member] | Other government [member]
Disclosure of investments [Line Items]
Financial assets	9,085
Cost [member] | Bonds [member] | Mortgage backed [member]
Disclosure of investments [Line Items]
Financial assets	5,678
Cost [member] | Bonds [member] | Corporate bonds [member]
Disclosure of investments [Line Items]
Financial assets	45,986
Cost [member] | Bonds [member] | Money market investments [member]
Disclosure of investments [Line Items]
Financial assets	4,559
Cost [member] | Bonds [member] | Other [member]
Disclosure of investments [Line Items]
Financial assets	1,032
Cost [member] | Bonds [member] | Mortgage loans - held at amortized cost [member]
Disclosure of investments [Line Items]
Financial assets	38,244
Cost [member] | Bonds [member] | Private loans - held at amortized cost [member]
Disclosure of investments [Line Items]
Financial assets	4,358
Cost [member] | Bonds [member] | sDeposits with financial institutions [member]
Disclosure of investments [Line Items]
Financial assets	92
Cost [member] | Bonds [member] | Policy loans [member]
Disclosure of investments [Line Items]
Financial assets	1,801
Cost [member] | Bonds [member] | Other [member]
Disclosure of investments [Line Items]
Financial assets	25
Fair value [member]
Disclosure of investments [Line Items]
Financial assets	162,478
Fair value [member] | Shares [member]
Disclosure of investments [Line Items]
Available-for-sale	345
Fair value through profit or loss	1,634
Fair value [member] | Bonds [member]
Disclosure of investments [Line Items]
Fair value through profit or loss	5,669
Financial assets	50,456
Other investments at fair value through profit or loss	2,754
Fair value [member] | Bonds [member] | Financial assets available-for-sale and held-to-maturity investments, category [member]
Disclosure of investments [Line Items]
Financial assets	99,235
Fair value [member] | Bonds [member] | Asset backed [member]
Disclosure of investments [Line Items]
Financial assets	4,121
Fair value [member] | Bonds [member] | US government [member]
Disclosure of investments [Line Items]
Financial assets	10,935
Fair value [member] | Bonds [member] | Dutch government [member]
Disclosure of investments [Line Items]
Financial assets	6,505
Fair value [member] | Bonds [member] | Other government [member]
Disclosure of investments [Line Items]
Financial assets	12,736
Fair value [member] | Bonds [member] | Mortgage backed [member]
Disclosure of investments [Line Items]
Financial assets	6,092
Fair value [member] | Bonds [member] | Corporate bonds [member]
Disclosure of investments [Line Items]
Financial assets	53,292
Fair value [member] | Bonds [member] | Money market investments [member]
Disclosure of investments [Line Items]
Financial assets	4,558
Fair value [member] | Bonds [member] | Other [member]
Disclosure of investments [Line Items]
Financial assets	996
Fair value [member] | Bonds [member] | Mortgage loans - held at amortized cost [member]
Disclosure of investments [Line Items]
Financial assets	43,258
Fair value [member] | Bonds [member] | Private loans - held at amortized cost [member]
Disclosure of investments [Line Items]
Financial assets	5,280
Fair value [member] | Bonds [member] | sDeposits with financial institutions [member]
Disclosure of investments [Line Items]
Financial assets	92
Fair value [member] | Bonds [member] | Policy loans [member]
Disclosure of investments [Line Items]
Financial assets	1,801
Fair value [member] | Bonds [member] | Other [member]
Disclosure of investments [Line Items]
Financial assets	25
Fair value [member] | Real estate [member]
Disclosure of investments [Line Items]
Investments in real estate	2,385
Book value [member]
Disclosure of investments [Line Items]
Financial assets	156,541
Book value [member] | Shares [member]
Disclosure of investments [Line Items]
Available-for-sale	345
Fair value through profit or loss	1,634
Book value [member] | Bonds [member]
Disclosure of investments [Line Items]
Fair value through profit or loss	5,669
Financial assets	44,519
Other investments at fair value through profit or loss	2,754
Book value [member] | Bonds [member] | Financial assets available-for-sale and held-to-maturity investments, category [member]
Disclosure of investments [Line Items]
Financial assets	99,235
Book value [member] | Bonds [member] | Asset backed [member]
Disclosure of investments [Line Items]
Financial assets	4,121
Book value [member] | Bonds [member] | US government [member]
Disclosure of investments [Line Items]
Financial assets	10,935
Book value [member] | Bonds [member] | Dutch government [member]
Disclosure of investments [Line Items]
Financial assets	6,505
Book value [member] | Bonds [member] | Other government [member]
Disclosure of investments [Line Items]
Financial assets	12,736
Book value [member] | Bonds [member] | Mortgage backed [member]
Disclosure of investments [Line Items]
Financial assets	6,092
Book value [member] | Bonds [member] | Corporate bonds [member]
Disclosure of investments [Line Items]
Financial assets	53,292
Book value [member] | Bonds [member] | Money market investments [member]
Disclosure of investments [Line Items]
Financial assets	4,558
Book value [member] | Bonds [member] | Other [member]
Disclosure of investments [Line Items]
Financial assets	996
Book value [member] | Bonds [member] | Mortgage loans - held at amortized cost [member]
Disclosure of investments [Line Items]
Financial assets	38,244
Book value [member] | Bonds [member] | Private loans - held at amortized cost [member]
Disclosure of investments [Line Items]
Financial assets	4,358
Book value [member] | Bonds [member] | sDeposits with financial institutions [member]
Disclosure of investments [Line Items]
Financial assets	92
Book value [member] | Bonds [member] | Policy loans [member]
Disclosure of investments [Line Items]
Financial assets	1,801
Book value [member] | Bonds [member] | Other [member]
Disclosure of investments [Line Items]
Financial assets	25
Book value [member] | Real estate [member]
Disclosure of investments [Line Items]
Investments in real estate	€ 2,385